Annual Total Returns - BlackRock Short-Term Municipal Fund (Class K Shares) [BarChart] - Class K - BlackRock Short-Term Municipal Fund - Class K Shares	Oct. 28, 2020
Bar Chart Table:
Annual Return 2010	0.65%
Annual Return 2011	1.65%
Annual Return 2012	0.69%
Annual Return 2013	0.48%
Annual Return 2014	0.24%
Annual Return 2015	0.31%
Annual Return 2016	(0.06%)
Annual Return 2017	1.01%
Annual Return 2018	1.59%
Annual Return 2019	2.45%